Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Other Income, Nonoperating [Abstract]
Other income

In millions	Year ended December 31,	2020	2019	2018
Gain on disposal of property		$—	$—	$338
Gain on disposal of land		11	50	27
Other (1)		(5)	3	11
Total other income		$6	$53	$376
(1)Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of foreign currency denominated monetary assets and liabilities. See Note 22 – Financial instruments for additional information.